Employee Benefits - Summary of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2025 USD ($)
Disclosure of defined benefit plans [abstract]
March 31, 2026	$ 1,464
March 31, 2027	1,508
March 31, 2028	2,300
March 31, 2029	1,964
March 31, 2030	2,432
Thereafter	$ 11,792